Revenue Disaggregation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenues
The Company’s disaggregated revenues consist of the following for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Primary Geographical Markets
North America	$1,111,000	$2,140,000	$2,622,000	$4,029,000
Europe	2,239,000	1,842,000	4,719,000	3,752,000
Middle East	3,145,000	2,457,000	6,398,000	4,896,000
Other	9,000	36,000	9,000	148,000

Total revenue	$6,504,000	$6,475,000	$13,748,000	$12,825,000

Major Goods or Services
RF/microwave filters	$560,000	$1,076,000	$2,071,000	$2,291,000
Detector logarithmic video amplifiers	692,000	73,000	692,000	144,000
Power supply units	1,698,000	240,000	4,129,000	478,000
Power supply systems	609,000	2,474,000	657,000	4,708,000
Healthcare diagnostic systems	1,748,000	228,000	1,992,000	413,000
EV Chargers	1,197,000	2,384,000	4,207,000	4,791,000

Total revenue	$6,504,000	$6,475,000	$13,748,000	$12,825,000

Timing of Revenue Recognition
Goods transferred at a point in time	$3,603,000	$3,863,000	$7,114,000	$7,621,000
Services transferred over time	2,901,000	2,612,000	6,634,000	5,204,000

Revenue from contracts with customers	$6,504,000	$6,475,000	$13,748,000	$12,825,000

The Company’s disaggregated revenues consist of the following for the year ended December 31,

	2021	2020
Primary Geographical Markets
North America	$6,788,000	$6,718,000
Europe	7,492,000	1,879,000
Middle East	10,802,000	9,273,000
Other	498,000	343,000

Total Revenue	$25,580,000	$18,213,000

Major Goods
RF/Microwave Filters	$4,905,000	$4,330,000
Detector logarithmic video amplifiers	1,888,000	473,000
Power Supply Units	7,613,000	2,656,000
Power Supply Systems	241,000	1,482,000
Healthcare diagnostic systems	794,000	1,012,000
Defense systems	10,139,000	8,260,000

Total Revenue	$25,580,000	$18,213,000

Timing of Revenue Recognition
Goods transferred at a point in time	$13,824,000	$8,941,000
Services transferred over time	11,756,000	9,272,000

	$25,580,000	$18,213,000